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As filed with the Securities and Exchange Commission on March 5, 2026 Securities Act File No. 333-207814 Investment Company Act File No. 811-23112	OMB Number: 3235-0307 Expires: July 31, 2027 Estimated average burden hours per response 297.7

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 89	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 90

(Check appropriate box or boxes.)

JANUS DETROIT STREET TRUST

(Exact Name of Registrant as Specified in Charter)

151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 303-333-3863

Cara Owen

151 Detroit Street

Denver, Colorado 80206-4805

(Name and Address of Agent for Service)

With Copies to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W., Suite 700
Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective: (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 2, 2026 at 12:01am Mountain Time pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on _________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on _________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 72 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 73 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed with the Commission pursuant to paragraph (a)(2) of Rule 485 on August 29, 2025 to establish Janus Henderson Aggressive Equity Linked Income ETF and Janus Henderson Moderate Equity Linked Income ETF as new series of the Registrant (the “Amendment”), and pursuant to that paragraph would become effective on November 17, 2025. Post-Effective Amendment No. 76 under the 1933 Act and Amendment No. 77 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) on November 14, 2025, designating December 17, 2025 as a new effective date for the Amendment. Post-Effective Amendment No. 78 under the 1933 Act and Amendment No. 79 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) on December 16, 2025, designating January 16, 2026 as a new effective date for the Amendment. Post-Effective Amendment No. 80 under the 1933 Act and Amendment No. 81 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) on January 15, 2026, designating February 13, 2026 as a new effective date for the Amendment. Post-Effective Amendment No. 84 under the 1933 Act and Amendment No. 85 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) on February 12, 2026, designating March 6, 2026 as a new effective date for the Amendment.

This Post-Effective Amendment No. 89 under the 1933 Act and Amendment No. 90 under the 1940 Act is filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating April 2, 2026 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 89 incorporates by reference the information contained in Parts A, B, and C of the Post-Effective Amendment No. 72, which was filed on August 29, 2025.

The Registrant is a series fund with multiple series currently established. This Post-Effective Amendment No. 89 is not intended to update or amend the prospectuses or statements of additional information of any series except as described above.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 5th day of March, 2026.

JANUS DETROIT STREET TRUST

By:	/s/ Nicholas Cherney
Nicholas Cherney, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following person(s) in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Nicholas Cherney	President and Chief Executive Officer	March 5, 2026
Nicholas Cherney	(Principal Executive Officer)

/s/ Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer, and Principal Accounting Officer (Principal Financial Officer and	March 5, 2026
Jesper Nergaard	Principal Accounting Officer)

Clifford J. Weber*	Chairman and Trustee	March 5, 2026
Clifford J. Weber

Gregory R. Trinks*	Trustee	March 5, 2026
Gregory R. Trinks

Maureen T. Upton*	Trustee	March 5, 2026
Maureen T. Upton

Jeffrey B. Weeden*	Trustee	March 5, 2026
Jeffrey B. Weeden

/s/ Jesper Nergaard
*By:	Jesper Nergaard
Attorney-in-Fact

*	Pursuant to Powers of Attorney, dated October 24, 2024, is incorporated herein by reference as Exhibit (q)(1) to Post-Effective Amendment No. 61 to the Trust’s Registration Statement, filed on Form N-1A with the SEC on November 8, 2024.